Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nationwide Variable Insurance Trust
Entity Central Index Key	0000353905
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000059814
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 455,314,108
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	31.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$455,314,108
Number of Portfolio Holdings	79
Portfolio Turnover Rate	31.58%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.1%
Repurchase Agreements	8.3%
Other liabilities in excess of assets	- 6.4%

Top IndustriesFootnote Reference2

Software	10.9%
Commercial Services & Supplies	6.9%
Biotechnology	6.8%
Semiconductors & Semiconductor Equipment	5.6%
Hotels, Restaurants & Leisure	5.3%
Health Care Equipment & Supplies	4.7%
Trading Companies & Distributors	4.3%
Capital Markets	4.0%
Health Care Providers & Services	3.9%
Life Sciences Tools & Services	3.5%
Other IndustriesFootnote Reference#	44.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059815
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
AssetsNet	$ 455,314,108
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	31.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$455,314,108
Number of Portfolio Holdings	79
Portfolio Turnover Rate	31.58%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.1%
Repurchase Agreements	8.3%
Other liabilities in excess of assets	- 6.4%

Top IndustriesFootnote Reference2

Software	10.9%
Commercial Services & Supplies	6.9%
Biotechnology	6.8%
Semiconductors & Semiconductor Equipment	5.6%
Hotels, Restaurants & Leisure	5.3%
Health Care Equipment & Supplies	4.7%
Trading Companies & Distributors	4.3%
Capital Markets	4.0%
Health Care Providers & Services	3.9%
Life Sciences Tools & Services	3.5%
Other IndustriesFootnote Reference#	44.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033348
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Asset Allocation Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Expenses Represent Both Master and Feeder [Text]	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
AssetsNet	$ 6,464,916,016
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,464,916,016 Number of Portfolio Holdings1 Portfolio Turnover Rate4.97%
Holdings [Text Block]	Top Ten HoldingsFootnote Reference1
American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033350
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Bond Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.88%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Expenses Represent Both Master and Feeder [Text]	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
AssetsNet	$ 3,430,220,080
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	6.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,430,220,080 Number of Portfolio Holdings1 Portfolio Turnover Rate6.09%
Holdings [Text Block]	Top Ten HoldingsFootnote Reference1
American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033346
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Global Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$56	1.05%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Expenses Represent Both Master and Feeder [Text]	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
AssetsNet	$ 580,730,746
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$580,730,746 Number of Portfolio Holdings1 Portfolio Turnover Rate4.95%
Holdings [Text Block]	Top Ten HoldingsFootnote Reference1
American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033344
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$52	0.97%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Expenses Represent Both Master and Feeder [Text]	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
AssetsNet	$ 1,792,986,224
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,792,986,224 Number of Portfolio Holdings1 Portfolio Turnover Rate4.51%
Holdings [Text Block]	Top Ten HoldingsFootnote Reference1
American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

C000046995
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth-Income Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.91%
Footnote	Description
Footnote*	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Expenses Represent Both Master and Feeder [Text]	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
AssetsNet	$ 4,040,954,676
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	4.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,040,954,676 Number of Portfolio Holdings1 Portfolio Turnover Rate4.77%
Holdings [Text Block]	Top Ten HoldingsFootnote Reference1
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014754
Shareholder Report [Line Items]
Fund Name	NVIT Amundi Multi Sector Bond Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Amundi Multi Sector Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 287,157,363
Holdings Count | Holding	316
InvestmentCompanyPortfolioTurnover	113.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$287,157,363
Number of Portfolio Holdings	316
Portfolio Turnover Rate	113.83%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	56.2%
Collateralized Mortgage Obligations	12.1%
Repurchase Agreements	11.7%
Mortgage-Backed Security	9.1%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	7.1%
Loan Participations	1.5%
Foreign Government Securities	1.2%
U.S. Treasury Obligation	1.2%
Other liabilities in excess of assets	- 7.4%

Top IndustriesFootnote Reference2

Banks	10.6%
Insurance	5.5%
Financial Services	5.2%
Oil, Gas & Consumable Fuels	4.1%
Consumer Finance	3.0%
Hotels, Restaurants & Leisure	2.9%
Capital Markets	2.8%
Passenger Airlines	1.6%
Electric Utilities	1.5%
Media	1.4%
Other IndustriesFootnote Reference#	61.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014724
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 675,734,109
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	9.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$675,734,109
Number of Portfolio Holdings	169
Portfolio Turnover Rate	9.34%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	- 0.4%

Top IndustriesFootnote Reference2

Insurance	8.1%
Health Care Providers & Services	5.7%
Biotechnology	5.1%
Food Products	5.1%
Software	5.0%
Consumer Staples Distribution & Retail	4.7%
Pharmaceuticals	4.5%
Household Products	4.0%
Beverages	3.9%
Commercial Services & Supplies	3.5%
Other IndustriesFootnote Reference#	50.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014725
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
AssetsNet	$ 675,734,109
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	9.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$675,734,109
Number of Portfolio Holdings	169
Portfolio Turnover Rate	9.34%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	- 0.4%

Top IndustriesFootnote Reference2

Insurance	8.1%
Health Care Providers & Services	5.7%
Biotechnology	5.1%
Food Products	5.1%
Software	5.0%
Consumer Staples Distribution & Retail	4.7%
Pharmaceuticals	4.5%
Household Products	4.0%
Beverages	3.9%
Commercial Services & Supplies	3.5%
Other IndustriesFootnote Reference#	50.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014727
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 675,734,109
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	9.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$675,734,109
Number of Portfolio Holdings	169
Portfolio Turnover Rate	9.34%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	- 0.4%

Top IndustriesFootnote Reference2

Insurance	8.1%
Health Care Providers & Services	5.7%
Biotechnology	5.1%
Food Products	5.1%
Software	5.0%
Consumer Staples Distribution & Retail	4.7%
Pharmaceuticals	4.5%
Household Products	4.0%
Beverages	3.9%
Commercial Services & Supplies	3.5%
Other IndustriesFootnote Reference#	50.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014751
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 531,494,899
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	23.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$531,494,899
Number of Portfolio Holdings	96
Portfolio Turnover Rate	23.35%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	94.8%
Repurchase Agreements	2.8%
Master Limited Partnership	1.0%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Banks	11.9%
Health Care Providers & Services	9.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	5.7%
Health Care Equipment & Supplies	4.7%
Pharmaceuticals	4.0%
Electric Utilities	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Aerospace & Defense	3.6%
Media	3.4%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014752
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 531,494,899
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	23.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$531,494,899
Number of Portfolio Holdings	96
Portfolio Turnover Rate	23.35%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	94.8%
Repurchase Agreements	2.8%
Master Limited Partnership	1.0%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Banks	11.9%
Health Care Providers & Services	9.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	5.7%
Health Care Equipment & Supplies	4.7%
Pharmaceuticals	4.0%
Electric Utilities	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Aerospace & Defense	3.6%
Media	3.4%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014753
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 531,494,899
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	23.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$531,494,899
Number of Portfolio Holdings	96
Portfolio Turnover Rate	23.35%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	94.8%
Repurchase Agreements	2.8%
Master Limited Partnership	1.0%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Banks	11.9%
Health Care Providers & Services	9.1%
Oil, Gas & Consumable Fuels	7.9%
Insurance	5.7%
Health Care Equipment & Supplies	4.7%
Pharmaceuticals	4.0%
Electric Utilities	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Aerospace & Defense	3.6%
Media	3.4%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000154836
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Managed Global Allocation Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 342,068,984
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$342,068,984
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.71%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Alternative Assets	93.9%
Other assets in excess of liabilities	6.1%

Top Ten HoldingsFootnote Reference2

BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060396
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 230,088,129
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	4.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$230,088,129
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.63%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.1%
Fixed Income Fund	13.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	38.1%
NVIT U.S. 130/30 Equity Fund, Class Y	16.3%
NVIT GS International Equity Insights Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	8.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	7.2%
Nationwide International Small Cap Fund, Class R6	6.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
Nationwide Bond Fund, Class R6	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060397
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 230,088,129
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	4.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$230,088,129
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.63%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.1%
Fixed Income Fund	13.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	38.1%
NVIT U.S. 130/30 Equity Fund, Class Y	16.3%
NVIT GS International Equity Insights Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	8.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	7.2%
Nationwide International Small Cap Fund, Class R6	6.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
Nationwide Bond Fund, Class R6	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244891
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 230,088,129
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	4.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$230,088,129
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.63%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.1%
Fixed Income Fund	13.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	38.1%
NVIT U.S. 130/30 Equity Fund, Class Y	16.3%
NVIT GS International Equity Insights Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	8.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	7.2%
Nationwide International Small Cap Fund, Class R6	6.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
Nationwide Bond Fund, Class R6	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060405
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,580,404,833
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,580,404,833
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.09%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	54.1%
Equity Fund	45.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	20.5%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.3%
NVIT Loomis Short Term Bond Fund, Class Y	10.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS International Equity Insights Fund, Class Y	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060404
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,580,404,833
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,580,404,833
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.09%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	54.1%
Equity Fund	45.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	20.5%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.3%
NVIT Loomis Short Term Bond Fund, Class Y	10.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS International Equity Insights Fund, Class Y	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244895
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,580,404,833
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,580,404,833
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.09%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	54.1%
Equity Fund	45.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	20.5%
NVIT GS Large Cap Equity Fund, Class Y	20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.3%
NVIT Loomis Short Term Bond Fund, Class Y	10.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS International Equity Insights Fund, Class Y	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.1%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060400
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,930,402,048
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,930,402,048
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.07%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.1%
Fixed Income Fund	32.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.0%
NVIT Core Bond Fund, Class Y	14.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	12.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.6%
NVIT GS International Equity Insights Fund, Class Y	9.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.6%
Nationwide International Small Cap Fund, Class R6	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.8%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060401
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,930,402,048
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,930,402,048
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.07%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.1%
Fixed Income Fund	32.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.0%
NVIT Core Bond Fund, Class Y	14.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	12.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.6%
NVIT GS International Equity Insights Fund, Class Y	9.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.6%
Nationwide International Small Cap Fund, Class R6	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.8%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244893
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,930,402,048
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,930,402,048
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.07%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.1%
Fixed Income Fund	32.9%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	31.0%
NVIT Core Bond Fund, Class Y	14.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	12.1%
NVIT U.S. 130/30 Equity Fund, Class Y	11.6%
NVIT GS International Equity Insights Fund, Class Y	9.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.6%
Nationwide International Small Cap Fund, Class R6	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.8%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060408
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 495,727,294
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	4.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$495,727,294
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	83.4%
Equity Fund	16.6%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	32.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.1%
NVIT Loomis Short Term Bond Fund, Class Y	15.1%
NVIT GS Large Cap Equity Fund, Class Y	7.9%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.1%
NVIT U.S. 130/30 Equity Fund, Class Y	3.4%
NVIT GS International Equity Insights Fund, Class Y	3.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.4%
NVIT GS Small Cap Equity Insights Fund, Class Y	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060409
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 495,727,294
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	4.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$495,727,294
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	83.4%
Equity Fund	16.6%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	32.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.1%
NVIT Loomis Short Term Bond Fund, Class Y	15.1%
NVIT GS Large Cap Equity Fund, Class Y	7.9%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.1%
NVIT U.S. 130/30 Equity Fund, Class Y	3.4%
NVIT GS International Equity Insights Fund, Class Y	3.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.4%
NVIT GS Small Cap Equity Insights Fund, Class Y	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244897
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 495,727,294
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	4.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$495,727,294
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	83.4%
Equity Fund	16.6%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	32.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.1%
NVIT Loomis Short Term Bond Fund, Class Y	15.1%
NVIT GS Large Cap Equity Fund, Class Y	7.9%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.1%
NVIT U.S. 130/30 Equity Fund, Class Y	3.4%
NVIT GS International Equity Insights Fund, Class Y	3.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.4%
NVIT GS Small Cap Equity Insights Fund, Class Y	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139947
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 505,047,298
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$505,047,298
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.59%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	48.9%
Equity Fund	43.9%
Other assets in excess of liabilities	7.2%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	21.5%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	17.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.4%
NVIT U.S. 130/30 Equity Fund, Class Y	9.2%
NVIT GS International Equity Insights Fund, Class Y	8.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.0%
Nationwide Bond Fund, Class R6	3.3%
Nationwide International Small Cap Fund, Class R6	2.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000125905
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 505,047,298
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$505,047,298
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.59%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	48.9%
Equity Fund	43.9%
Other assets in excess of liabilities	7.2%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	21.5%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	17.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.4%
NVIT U.S. 130/30 Equity Fund, Class Y	9.2%
NVIT GS International Equity Insights Fund, Class Y	8.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.0%
Nationwide Bond Fund, Class R6	3.3%
Nationwide International Small Cap Fund, Class R6	2.2%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139946
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,165,940,057
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,165,940,057
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.07%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.7%
Fixed Income Fund	39.2%
Other assets in excess of liabilities	8.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	27.6%
NVIT Core Bond Fund, Class Y	18.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
Nationwide International Small Cap Fund, Class R6	2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Nationwide Bond Fund, Class R6	2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000125904
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,165,940,057
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,165,940,057
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0.07%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.7%
Fixed Income Fund	39.2%
Other assets in excess of liabilities	8.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	27.6%
NVIT Core Bond Fund, Class Y	18.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
Nationwide International Small Cap Fund, Class R6	2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Nationwide Bond Fund, Class R6	2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060402
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,916,386,216
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,916,386,216
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.05%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.7%
Fixed Income Fund	43.3%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	26.1%
NVIT Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.3%
NVIT U.S. 130/30 Equity Fund, Class Y	11.3%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
Nationwide International Small Cap Fund, Class R6	3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.7%
Nationwide Bond Fund, Class R6	2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060403
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,916,386,216
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,916,386,216
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.05%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.7%
Fixed Income Fund	43.3%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	26.1%
NVIT Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.3%
NVIT U.S. 130/30 Equity Fund, Class Y	11.3%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
Nationwide International Small Cap Fund, Class R6	3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.7%
Nationwide Bond Fund, Class R6	2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244894
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,916,386,216
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,916,386,216
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0.05%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.7%
Fixed Income Fund	43.3%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	26.1%
NVIT Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.3%
NVIT U.S. 130/30 Equity Fund, Class Y	11.3%
NVIT GS International Equity Insights Fund, Class Y	7.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
Nationwide International Small Cap Fund, Class R6	3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.7%
Nationwide Bond Fund, Class R6	2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060398
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 454,636,967
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	2.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$454,636,967
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	76.6%
Fixed Income Fund	23.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	33.4%
NVIT U.S. 130/30 Equity Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	12.2%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.7%
Nationwide International Small Cap Fund, Class R6	5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.6%
Nationwide Bond Fund, Class R6	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060399
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 454,636,967
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	2.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$454,636,967
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	76.6%
Fixed Income Fund	23.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	33.4%
NVIT U.S. 130/30 Equity Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	12.2%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.7%
Nationwide International Small Cap Fund, Class R6	5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.6%
Nationwide Bond Fund, Class R6	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244892
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 454,636,967
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	2.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$454,636,967
Number of Portfolio Holdings	9
Portfolio Turnover Rate	2.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	76.6%
Fixed Income Fund	23.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT GS Large Cap Equity Fund, Class Y	33.4%
NVIT U.S. 130/30 Equity Fund, Class Y	14.4%
NVIT Core Bond Fund, Class Y	12.2%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.7%
Nationwide International Small Cap Fund, Class R6	5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.6%
Nationwide Bond Fund, Class R6	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060406
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 505,268,166
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$505,268,166
Number of Portfolio Holdings	12
Portfolio Turnover Rate	0.39%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	64.4%
Equity Fund	35.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	24.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	19.3%
NVIT GS Large Cap Equity Fund, Class Y	16.0%
NVIT Loomis Short Term Bond Fund, Class Y	12.3%
NVIT U.S. 130/30 Equity Fund, Class Y	7.3%
NVIT GS International Equity Insights Fund, Class Y	6.1%
Nationwide Bond Fund, Class R6	4.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.1%
Other Holdings	3.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000060407
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 505,268,166
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$505,268,166
Number of Portfolio Holdings	12
Portfolio Turnover Rate	0.39%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	64.4%
Equity Fund	35.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	24.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	19.3%
NVIT GS Large Cap Equity Fund, Class Y	16.0%
NVIT Loomis Short Term Bond Fund, Class Y	12.3%
NVIT U.S. 130/30 Equity Fund, Class Y	7.3%
NVIT GS International Equity Insights Fund, Class Y	6.1%
Nationwide Bond Fund, Class R6	4.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.1%
Other Holdings	3.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000244896
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 505,268,166
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$505,268,166
Number of Portfolio Holdings	12
Portfolio Turnover Rate	0.39%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	64.4%
Equity Fund	35.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Core Bond Fund, Class Y	24.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	19.3%
NVIT GS Large Cap Equity Fund, Class Y	16.0%
NVIT Loomis Short Term Bond Fund, Class Y	12.3%
NVIT U.S. 130/30 Equity Fund, Class Y	7.3%
NVIT GS International Equity Insights Fund, Class Y	6.1%
Nationwide Bond Fund, Class R6	4.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.1%
Other Holdings	3.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059803
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,800,523,467
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	36.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059804
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,800,523,467
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	36.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112230
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,800,523,467
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	36.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059805
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,800,523,467
Holdings Count | Holding	576
InvestmentCompanyPortfolioTurnover	36.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,800,523,467
Number of Portfolio Holdings	576
Portfolio Turnover Rate	36.75%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	44.7%
Mortgage-Backed Securities	31.3%
Asset-Backed Securities	8.4%
U.S. Treasury Obligations	6.9%
Repurchase Agreements	5.7%
Foreign Government Securities	3.0%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	0.8%
Other liabilities in excess of assets	- 3.2%

Top IndustriesFootnote Reference2

Banks	6.8%
Oil, Gas & Consumable Fuels	6.7%
Capital Markets	2.7%
Electric Utilities	2.4%
Consumer Finance	2.3%
Diversified Telecommunication Services	1.8%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.4%
Aerospace & Defense	1.4%
Chemicals	1.0%
Other IndustriesFootnote Reference#	72.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074474
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,379,635,426
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	1.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,379,635,426
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.86%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	88.5%
Short-Term Investment	7.2%
Repurchase Agreements	3.5%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	10.7%
Software	9.8%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Broadline Retail	3.5%
Financial Services	3.4%
Pharmaceuticals	3.4%
Oil, Gas & Consumable Fuels	3.0%
Banks	2.9%
Capital Markets	2.5%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074472
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,379,635,426
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	1.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,379,635,426
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.86%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	88.5%
Short-Term Investment	7.2%
Repurchase Agreements	3.5%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	10.7%
Software	9.8%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Broadline Retail	3.5%
Financial Services	3.4%
Pharmaceuticals	3.4%
Oil, Gas & Consumable Fuels	3.0%
Banks	2.9%
Capital Markets	2.5%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074469
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 527,127,902
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	37.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074470
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 527,127,902
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	37.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000220662
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 527,127,902
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	37.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000220661
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class Z
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 527,127,902
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	37.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$527,127,902
Number of Portfolio Holdings	79
Portfolio Turnover Rate	37.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	89.0%
Repurchase Agreements	8.9%
Short-Term Investment	4.4%
Other liabilities in excess of assets	- 2.3%

Top IndustriesFootnote Reference2

Banks	9.8%
Oil, Gas & Consumable Fuels	8.5%
Insurance	7.9%
Health Care Equipment & Supplies	6.5%
Financial Services	3.8%
Capital Markets	3.7%
Aerospace & Defense	3.7%
Pharmaceuticals	3.2%
Diversified Telecommunication Services	3.2%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	46.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139944
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 2,147,265,781
Holdings Count | Holding	5,446
InvestmentCompanyPortfolioTurnover	34.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,147,265,781
Number of Portfolio Holdings	5,446
Portfolio Turnover Rate	34.16%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	42.7%
Mortgage-Backed Securities	25.4%
Corporate Bonds	24.8%
Repurchase Agreements	5.5%
Commercial Mortgage-Backed Securities	1.7%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	4.4%
Oil, Gas & Consumable Fuels	1.5%
Capital Markets	1.5%
Electric Utilities	1.5%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Diversified Telecommunication Services	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Insurance	0.6%
Other IndustriesFootnote Reference#	86.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033502
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 2,147,265,781
Holdings Count | Holding	5,446
InvestmentCompanyPortfolioTurnover	34.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,147,265,781
Number of Portfolio Holdings	5,446
Portfolio Turnover Rate	34.16%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	42.7%
Mortgage-Backed Securities	25.4%
Corporate Bonds	24.8%
Repurchase Agreements	5.5%
Commercial Mortgage-Backed Securities	1.7%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	4.4%
Oil, Gas & Consumable Fuels	1.5%
Capital Markets	1.5%
Electric Utilities	1.5%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Diversified Telecommunication Services	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Insurance	0.6%
Other IndustriesFootnote Reference#	86.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059800
Shareholder Report [Line Items]
Fund Name	NVIT Calvert Equity Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 103,513,223
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$103,513,223
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3.98%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.5%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Financial Services	12.1%
Life Sciences Tools & Services	11.0%
Software	10.6%
Capital Markets	8.9%
Chemicals	7.5%
IT Services	6.3%
Interactive Media & Services	5.1%
Specialty Retail	5.0%
Electronic Equipment, Instruments & Components	4.4%
Machinery	4.4%
Other Industries	24.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059801
Shareholder Report [Line Items]
Fund Name	NVIT Calvert Equity Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 103,513,223
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$103,513,223
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3.98%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.5%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Financial Services	12.1%
Life Sciences Tools & Services	11.0%
Software	10.6%
Capital Markets	8.9%
Chemicals	7.5%
IT Services	6.3%
Interactive Media & Services	5.1%
Specialty Retail	5.0%
Electronic Equipment, Instruments & Components	4.4%
Machinery	4.4%
Other Industries	24.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074475
Shareholder Report [Line Items]
Fund Name	NVIT Columbia Overseas Value Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 229,207,889
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	24.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,207,889
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.4%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	- 2.7%

Top CountriesFootnote Reference2

Japan	23.9%
United States	12.9%
France	12.2%
United Kingdom	10.9%
Netherlands	6.3%
Germany	4.1%
Canada	4.0%
Israel	3.3%
Spain	2.4%
Ireland	2.2%
Other CountriesFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000220664
Shareholder Report [Line Items]
Fund Name	NVIT Columbia Overseas Value Fund
Class Name	Class X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 229,207,889
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	24.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,207,889
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.4%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	- 2.7%

Top CountriesFootnote Reference2

Japan	23.9%
United States	12.9%
France	12.2%
United Kingdom	10.9%
Netherlands	6.3%
Germany	4.1%
Canada	4.0%
Israel	3.3%
Spain	2.4%
Ireland	2.2%
Other CountriesFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000220663
Shareholder Report [Line Items]
Fund Name	NVIT Columbia Overseas Value Fund
Class Name	Class Z
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 229,207,889
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	24.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$229,207,889
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24.77%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.4%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	- 2.7%

Top CountriesFootnote Reference2

Japan	23.9%
United States	12.9%
France	12.2%
United Kingdom	10.9%
Netherlands	6.3%
Germany	4.1%
Canada	4.0%
Israel	3.3%
Spain	2.4%
Ireland	2.2%
Other CountriesFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059797
Shareholder Report [Line Items]
Fund Name	NVIT Core Bond Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,704,986,178
Holdings Count | Holding	387
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,704,986,178
Number of Portfolio Holdings	387
Portfolio Turnover Rate	13.30%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	34.8%
Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	8.8%
Repurchase Agreements	2.8%
U.S. Government Agency Securities	1.6%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.8%
Other liabilities in excess of assets	- 2.8%

Top IndustriesFootnote Reference2

Banks	5.9%
Electric Utilities	5.2%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.8%
Insurance	1.5%
Health Care Providers & Services	0.9%
Food Products	0.9%
Aerospace & Defense	0.8%
Ground Transportation	0.7%
Tobacco	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059798
Shareholder Report [Line Items]
Fund Name	NVIT Core Bond Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,704,986,178
Holdings Count | Holding	387
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,704,986,178
Number of Portfolio Holdings	387
Portfolio Turnover Rate	13.30%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	34.8%
Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	8.8%
Repurchase Agreements	2.8%
U.S. Government Agency Securities	1.6%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.8%
Other liabilities in excess of assets	- 2.8%

Top IndustriesFootnote Reference2

Banks	5.9%
Electric Utilities	5.2%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.8%
Insurance	1.5%
Health Care Providers & Services	0.9%
Food Products	0.9%
Aerospace & Defense	0.8%
Ground Transportation	0.7%
Tobacco	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059799
Shareholder Report [Line Items]
Fund Name	NVIT Core Bond Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,704,986,178
Holdings Count | Holding	387
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,704,986,178
Number of Portfolio Holdings	387
Portfolio Turnover Rate	13.30%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	34.8%
Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	8.8%
Repurchase Agreements	2.8%
U.S. Government Agency Securities	1.6%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.8%
Other liabilities in excess of assets	- 2.8%

Top IndustriesFootnote Reference2

Banks	5.9%
Electric Utilities	5.2%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.8%
Insurance	1.5%
Health Care Providers & Services	0.9%
Food Products	0.9%
Aerospace & Defense	0.8%
Ground Transportation	0.7%
Tobacco	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000192909
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 192,964,712
Holdings Count | Holding	547
InvestmentCompanyPortfolioTurnover	53.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$192,964,712
Number of Portfolio Holdings	547
Portfolio Turnover Rate	53.62%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	19.1%
Asset-Backed Securities	16.2%
Corporate Bonds	12.4%
Commercial Mortgage-Backed Securities	5.7%
Investment Company	1.9%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Banks	1.4%
Electric Utilities	1.2%
Oil, Gas & Consumable Fuels	1.2%
Hotels, Restaurants & Leisure	0.8%
Health Care Providers & Services	0.6%
Other Industries	94.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000192910
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 192,964,712
Holdings Count | Holding	547
InvestmentCompanyPortfolioTurnover	53.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$192,964,712
Number of Portfolio Holdings	547
Portfolio Turnover Rate	53.62%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	19.1%
Asset-Backed Securities	16.2%
Corporate Bonds	12.4%
Commercial Mortgage-Backed Securities	5.7%
Investment Company	1.9%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Banks	1.4%
Electric Utilities	1.2%
Oil, Gas & Consumable Fuels	1.2%
Hotels, Restaurants & Leisure	0.8%
Health Care Providers & Services	0.6%
Other Industries	94.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000192911
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 192,964,712
Holdings Count | Holding	547
InvestmentCompanyPortfolioTurnover	53.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$192,964,712
Number of Portfolio Holdings	547
Portfolio Turnover Rate	53.62%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	19.1%
Asset-Backed Securities	16.2%
Corporate Bonds	12.4%
Commercial Mortgage-Backed Securities	5.7%
Investment Company	1.9%
Other assets in excess of liabilities	3.5%

Top IndustriesFootnote Reference2

Banks	1.4%
Electric Utilities	1.2%
Oil, Gas & Consumable Fuels	1.2%
Hotels, Restaurants & Leisure	0.8%
Health Care Providers & Services	0.6%
Other Industries	94.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000168057
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class D
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
AssetsNet	$ 154,929,878
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014756
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 154,929,878
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014757
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$75	1.44%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
AssetsNet	$ 154,929,878
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000075321
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 154,929,878
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	28.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$154,929,878
Number of Portfolio Holdings	75
Portfolio Turnover Rate	28.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	100.0%
Other liabilities in excess of assets	0.0%

Top CountriesFootnote Reference2

China	22.7%
India	20.6%
Taiwan	20.3%
South Korea	15.4%
Hong Kong	3.9%
Thailand	3.1%
Indonesia	2.5%
Brazil	2.3%
Poland	2.1%
Greece	1.8%
Other Countries	5.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014749
Shareholder Report [Line Items]
Fund Name	NVIT Federated High Income Bond Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Federated High Income Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 95,814,441
Holdings Count | Holding	424
InvestmentCompanyPortfolioTurnover	14.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$95,814,441
Number of Portfolio Holdings	424
Portfolio Turnover Rate	14.83%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bonds	95.6%
Other assets in excess of liabilities	4.4%

Top IndustriesFootnote Reference2

Technology	11.6%
Insurance - P&C	8.7%
Automotive	6.6%
Cable Satellite	6.6%
Midstream	6.1%
Gaming	5.3%
Packaging	5.1%
Healthcare	4.8%
Consumer Cyclical Services	4.2%
Building Materials	4.1%
Other Industries	36.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014696
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 307,286,857
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	33.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014697
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 307,286,857
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	33.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014699
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 307,286,857
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	33.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139942
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 307,286,857
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	33.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$307,286,857
Number of Portfolio Holdings	129
Portfolio Turnover Rate	33.40%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Mortgage-Backed Security	49.1%
U.S. Government Agency Security	16.3%
U.S. Treasury Obligation	13.0%
Collateralized Mortgage Obligation	7.8%
Asset-Backed Security	6.3%
Corporate Bond	5.0%
Commercial Mortgage-Backed Security	3.1%
Other liabilities in excess of assets	- 0.6%

Top Ten HoldingsFootnote Reference2

FFCB, 3.14%, 7/2/2026	4.2%
FFCB, 2.38%, 3/16/2032	4.2%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.9%
Resolution Funding Corp., 1/15/2030	3.8%
FNMA UMBS, 2.00%, 4/1/2052	3.2%
Private Export Funding Corp., 1.75%, 11/15/2024	3.2%
FNMA, 2.50%, 9/25/2042	2.5%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.2%
State of Israel AID Bond, 5.50%, 9/18/2033	2.1%
Other Holdings	68.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014718
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,016,357,834
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	22.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000079439
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,016,357,834
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	22.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014719
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,016,357,834
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	22.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014720
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class V
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 3,016,357,834
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	22.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000204950
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,016,357,834
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	22.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,016,357,834
Number of Portfolio Holdings	81
Portfolio Turnover Rate	22.08%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Repurchase Agreements	42.5%
U.S. Treasury Obligations	37.8%
U.S. Government Agency Securities	21.4%
Other liabilities in excess of assets	- 1.7%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 5.18%, 7/5/2024	2.5%
U.S. Treasury Notes, 5.46%, 4/30/2026	2.3%
FHLB, 5.32%, 9/27/2024	2.0%
U.S. Treasury Bills, 5.32%, 9/5/2024	1.5%
U.S. Treasury Bills, 5.24%, 8/15/2024	1.5%
U.S. Treasury Bills, 5.25%, 8/1/2024	1.4%
U.S. Treasury Bills, 5.30%, 8/29/2024	1.3%
FHLB, 5.35%, 10/8/2024	1.3%
U.S. Treasury Notes, 5.34%, 7/31/2024	1.3%
U.S. Treasury Notes, 5.48%, 10/31/2025	1.3%
Other HoldingsFootnote Reference#	83.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000214896
Shareholder Report [Line Items]
Fund Name	NVIT GS Emerging Markets Equity Insights Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
AssetsNet	$ 777,910,980
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	74.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$777,910,980
Number of Portfolio Holdings	386
Portfolio Turnover Rate	74.40%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Repurchase Agreements	0.6%
Other liabilities in excess of assets	- 0.1%

Top CountriesFootnote Reference2

China	25.5%
Taiwan	19.9%
India	18.6%
South Korea	12.8%
Brazil	4.7%
Saudi Arabia	3.6%
South Africa	2.6%
Mexico	2.4%
Indonesia	1.9%
Thailand	1.7%
Other CountriesFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000214897
Shareholder Report [Line Items]
Fund Name	NVIT GS International Equity Insights Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 718,648,591
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	73.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$718,648,591
Number of Portfolio Holdings	332
Portfolio Turnover Rate	73.47%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.2%
Repurchase Agreements	0.8%
Other assets in excess of liabilities	1.0%

Top CountriesFootnote Reference2

Japan	23.5%
United States	10.3%
Germany	9.7%
Australia	8.4%
United Kingdom	7.6%
France	7.1%
Netherlands	6.9%
Switzerland	6.3%
Denmark	5.3%
Sweden	4.2%
Other CountriesFootnote Reference#	10.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000214898
Shareholder Report [Line Items]
Fund Name	NVIT GS Large Cap Equity Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,176,188,157
Holdings Count | Holding	254
InvestmentCompanyPortfolioTurnover	60.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,176,188,157
Number of Portfolio Holdings	254
Portfolio Turnover Rate	60.22%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.6%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	- 1.8%

Top IndustriesFootnote Reference2

Software	10.2%
Semiconductors & Semiconductor Equipment	9.9%
Interactive Media & Services	6.9%
Technology Hardware, Storage & Peripherals	6.8%
Financial Services	4.5%
Broadline Retail	3.4%
Machinery	3.3%
Banks	3.1%
Biotechnology	3.1%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000214899
Shareholder Report [Line Items]
Fund Name	NVIT GS Small Cap Equity Insights Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 234,641,443
Holdings Count | Holding	562
InvestmentCompanyPortfolioTurnover	83.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$234,641,443
Number of Portfolio Holdings	562
Portfolio Turnover Rate	83.45%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.3%
Repurchase Agreements	15.7%
Other liabilities in excess of assets	- 15.0%

Top IndustriesFootnote Reference2

Banks	8.0%
Biotechnology	7.3%
Software	6.0%
Machinery	3.5%
Health Care Providers & Services	3.5%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Electronic Equipment, Instruments & Components	3.1%
Specialty Retail	2.9%
Financial Services	2.7%
Other IndustriesFootnote Reference#	56.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014702
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 101,011,120
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	43.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,011,120
Number of Portfolio Holdings	249
Portfolio Turnover Rate	43.69%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreement	0.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

Japan	13.9%
China	8.5%
United Kingdom	7.2%
Canada	7.0%
Taiwan	6.4%
France	5.6%
Switzerland	5.4%
India	5.1%
United States	4.6%
Germany	4.5%
Other CountriesFootnote Reference#	31.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033125
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 101,011,120
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	43.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,011,120
Number of Portfolio Holdings	249
Portfolio Turnover Rate	43.69%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreement	0.8%
Other assets in excess of liabilities	0.2%

Top CountriesFootnote Reference2

Japan	13.9%
China	8.5%
United Kingdom	7.2%
Canada	7.0%
Taiwan	6.4%
France	5.6%
Switzerland	5.4%
India	5.1%
United States	4.6%
Germany	4.5%
Other CountriesFootnote Reference#	31.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139945
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,381,627,078
Holdings Count | Holding	766
InvestmentCompanyPortfolioTurnover	2.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033506
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,381,627,078
Holdings Count | Holding	766
InvestmentCompanyPortfolioTurnover	2.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033509
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class VIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VIII	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,381,627,078
Holdings Count | Holding	766
InvestmentCompanyPortfolioTurnover	2.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033505
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,381,627,078
Holdings Count | Holding	766
InvestmentCompanyPortfolioTurnover	2.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,381,627,078
Number of Portfolio Holdings	766
Portfolio Turnover Rate	2.25%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.6%
Repurchase Agreements	1.8%
Other liabilities in excess of assets	- 0.4%

Top CountriesFootnote Reference2

Japan	22.4%
United Kingdom	10.5%
France	9.3%
United States	8.9%
Germany	8.4%
Australia	7.4%
Switzerland	6.3%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.2%
Other CountriesFootnote Reference#	14.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014736
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
AssetsNet	$ 145,748,534
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	69.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$145,748,534
Number of Portfolio Holdings	111
Portfolio Turnover Rate	69.76%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.6%
Repurchase Agreements	11.0%
Other liabilities in excess of assets	- 8.6%

Top IndustriesFootnote Reference2

Software	9.1%
Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	5.6%
Health Care Providers & Services	5.2%
Electronic Equipment, Instruments & Components	5.2%
Health Care Equipment & Supplies	5.1%
Biotechnology	4.7%
Capital Markets	4.4%
Machinery	4.1%
Commercial Services & Supplies	3.6%
Other IndustriesFootnote Reference#	45.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014737
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
AssetsNet	$ 145,748,534
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	69.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$145,748,534
Number of Portfolio Holdings	111
Portfolio Turnover Rate	69.76%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.6%
Repurchase Agreements	11.0%
Other liabilities in excess of assets	- 8.6%

Top IndustriesFootnote Reference2

Software	9.1%
Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	5.6%
Health Care Providers & Services	5.2%
Electronic Equipment, Instruments & Components	5.2%
Health Care Equipment & Supplies	5.1%
Biotechnology	4.7%
Capital Markets	4.4%
Machinery	4.1%
Commercial Services & Supplies	3.6%
Other IndustriesFootnote Reference#	45.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014704
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 393,432,999
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	44.63%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.5%
Fixed Income Fund	12.9%
Money Market Fund	0.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.6%
NVIT International Index Fund, Class Y	19.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.1%
NVIT Bond Index Fund, Class Y	7.7%
NVIT Mid Cap Index Fund, Class Y	7.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	3.9%
iShares 7-10 Year Treasury Bond ETF	1.1%
iShares Core S&P Small-Cap ETF	1.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.7%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112221
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 393,432,999
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	44.63%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	86.5%
Fixed Income Fund	12.9%
Money Market Fund	0.7%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.6%
NVIT International Index Fund, Class Y	19.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.1%
NVIT Bond Index Fund, Class Y	7.7%
NVIT Mid Cap Index Fund, Class Y	7.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	6.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	3.9%
iShares 7-10 Year Treasury Bond ETF	1.1%
iShares Core S&P Small-Cap ETF	1.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.7%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074482
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,156,849,763
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	26.63%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	47.7%
Equity Fund	45.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	22.0%
NVIT International Index Fund, Class Y	8.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	8.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT Loomis Short Term Bond Fund, Class Y	4.2%
iShares 7-10 Year Treasury Bond ETF	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
NVIT Mid Cap Index Fund, Class Y	1.9%
Other Holdings	4.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112234
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,156,849,763
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	26.63%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	47.7%
Equity Fund	45.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	22.0%
NVIT International Index Fund, Class Y	8.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	8.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT Loomis Short Term Bond Fund, Class Y	4.2%
iShares 7-10 Year Treasury Bond ETF	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
NVIT Mid Cap Index Fund, Class Y	1.9%
Other Holdings	4.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000074480
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,102,710,489
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.85%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.3%
Fixed Income Fund	30.2%
Money Market Fund	2.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.7%
NVIT Bond Index Fund, Class Y	19.0%
NVIT International Index Fund, Class Y	13.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.5%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	2.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.5%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
iShares 20+ Year Treasury Bond ETF	1.7%
Other Holdings	4.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112233
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,102,710,489
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.85%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	67.3%
Fixed Income Fund	30.2%
Money Market Fund	2.5%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.7%
NVIT Bond Index Fund, Class Y	19.0%
NVIT International Index Fund, Class Y	13.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.5%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	2.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.5%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
iShares 20+ Year Treasury Bond ETF	1.7%
Other Holdings	4.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014706
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 467,935,854
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	13.70%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	75.5%
Equity Fund	16.1%
Money Market Fund	8.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	38.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.3%
iShares 7-10 Year Treasury Bond ETF	5.7%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
NVIT International Index Fund, Class Y	2.9%
Other HoldingsFootnote Reference#	4.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112222
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 467,935,854
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	13.70%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	75.5%
Equity Fund	16.1%
Money Market Fund	8.5%
Other liabilities in excess of assets	- 0.1%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	38.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	9.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.3%
iShares 7-10 Year Treasury Bond ETF	5.7%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
NVIT International Index Fund, Class Y	2.9%
Other HoldingsFootnote Reference#	4.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139949
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 418,830,024
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	29.76%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	43.7%
Fixed Income Fund	43.4%
Money Market Fund	5.6%
Other assets in excess of liabilities	7.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.6%
NVIT International Index Fund, Class Y	9.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
iShares 7-10 Year Treasury Bond ETF	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.3%
iShares U.S. Treasury Bond ETF	1.7%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000125907
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 418,830,024
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	29.76%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	43.7%
Fixed Income Fund	43.4%
Money Market Fund	5.6%
Other assets in excess of liabilities	7.3%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.6%
NVIT International Index Fund, Class Y	9.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
iShares 7-10 Year Treasury Bond ETF	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.3%
iShares U.S. Treasury Bond ETF	1.7%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000139948
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,041,947,484
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.25%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.6%
Fixed Income Fund	35.0%
Money Market Fund	4.5%
Other assets in excess of liabilities	7.9%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.4%
NVIT Bond Index Fund, Class Y	24.0%
NVIT International Index Fund, Class Y	10.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	6.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
NVIT Mid Cap Index Fund, Class Y	1.7%
Other Holdings	3.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000125906
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,041,947,484
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	33.25%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	52.6%
Fixed Income Fund	35.0%
Money Market Fund	4.5%
Other assets in excess of liabilities	7.9%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.4%
NVIT Bond Index Fund, Class Y	24.0%
NVIT International Index Fund, Class Y	10.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	6.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
NVIT Mid Cap Index Fund, Class Y	1.7%
Other Holdings	3.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014708
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,829,388,343
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	31.80%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.8%
Fixed Income Fund	38.1%
Money Market Fund	5.1%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.9%
NVIT Bond Index Fund, Class Y	23.1%
NVIT International Index Fund, Class Y	11.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.7%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Mid Cap Index Fund, Class Y	2.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112223
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,829,388,343
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	31.80%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	56.8%
Fixed Income Fund	38.1%
Money Market Fund	5.1%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.9%
NVIT Bond Index Fund, Class Y	23.1%
NVIT International Index Fund, Class Y	11.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	7.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.7%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Mid Cap Index Fund, Class Y	2.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Other Holdings	3.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014710
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,005,869,321
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	39.07%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	77.0%
Fixed Income Fund	21.8%
Money Market Fund	1.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	34.6%
NVIT International Index Fund, Class Y	17.0%
NVIT Bond Index Fund, Class Y	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
NVIT Mid Cap Index Fund, Class Y	5.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	4.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
iShares Core S&P Small-Cap ETF	1.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.2%
Other Holdings	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112224
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,005,869,321
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	39.07%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	77.0%
Fixed Income Fund	21.8%
Money Market Fund	1.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	34.6%
NVIT International Index Fund, Class Y	17.0%
NVIT Bond Index Fund, Class Y	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.2%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.7%
NVIT Mid Cap Index Fund, Class Y	5.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	4.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
iShares Core S&P Small-Cap ETF	1.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.2%
Other Holdings	1.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014712
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 531,624,085
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	20.98%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	56.9%
Equity Fund	34.9%
Money Market Fund	8.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	9.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.2%
NVIT International Index Fund, Class Y	6.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.7%
iShares 7-10 Year Treasury Bond ETF	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares U.S. Treasury Bond ETF	2.3%
Other Holdings	7.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000112225
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class P
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 531,624,085
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	20.98%
Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	56.9%
Equity Fund	34.9%
Money Market Fund	8.2%
Other liabilities in excess of assets	0.0%

Top Ten HoldingsFootnote Reference2

NVIT Bond Index Fund, Class Y	31.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund, Class R6	9.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.2%
NVIT International Index Fund, Class Y	6.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.7%
iShares 7-10 Year Treasury Bond ETF	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares U.S. Treasury Bond ETF	2.3%
Other Holdings	7.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000203213
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fixed Income ETF Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 63,150,189
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$63,150,189
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	99.9%
Repurchase Agreement	16.7%
Other liabilities in excess of assets	- 16.6%

Top Ten HoldingsFootnote Reference2

iShares Core U.S. Aggregate Bond ETF	42.8%
iShares Core 1-5 Year USD Bond ETF	12.9%
iShares Core Total USD Bond Market ETF	8.6%
iShares MBS ETF	8.6%
iShares Core 10+ Year USD Bond ETF	8.5%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	14.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000203214
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fixed Income ETF Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$8	0.17%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
AssetsNet	$ 63,150,189
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$63,150,189
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1.02%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Fixed Income Fund	99.9%
Repurchase Agreement	16.7%
Other liabilities in excess of assets	- 16.6%

Top Ten HoldingsFootnote Reference2

iShares Core U.S. Aggregate Bond ETF	42.8%
iShares Core 1-5 Year USD Bond ETF	12.9%
iShares Core Total USD Bond Market ETF	8.6%
iShares MBS ETF	8.6%
iShares Core 10+ Year USD Bond ETF	8.5%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	14.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000203211
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Equity ETF Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 81,860,744
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	5.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$81,860,744
Number of Portfolio Holdings	17
Portfolio Turnover Rate	5.54%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	99.8%
Repurchase Agreement	16.0%
Other liabilities in excess of assets	- 15.8%

Top Ten HoldingsFootnote Reference2

iShares Core S&P Total U.S. Stock Market ETF	24.2%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	11.4%
iShares Core MSCI EAFE ETF	9.7%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.3%
iShares Core S&P Small-Cap ETF	2.4%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Quality Factor ETF	1.9%
iShares U.S. Small-Cap Equity Factor ETF	1.7%
Other HoldingsFootnote Reference#	17.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000203212
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Equity ETF Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 81,860,744
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	5.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$81,860,744
Number of Portfolio Holdings	17
Portfolio Turnover Rate	5.54%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	99.8%
Repurchase Agreement	16.0%
Other liabilities in excess of assets	- 15.8%

Top Ten HoldingsFootnote Reference2

iShares Core S&P Total U.S. Stock Market ETF	24.2%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	11.4%
iShares Core MSCI EAFE ETF	9.7%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.3%
iShares Core S&P Small-Cap ETF	2.4%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Quality Factor ETF	1.9%
iShares U.S. Small-Cap Equity Factor ETF	1.7%
Other HoldingsFootnote Reference#	17.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000234864
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.62%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%
AssetsNet	$ 9,869,335
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	34.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,869,335
Number of Portfolio Holdings	34
Portfolio Turnover Rate	34.59%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.2%
Other assets in excess of liabilities	2.8%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	31.6%
Software	22.8%
Interactive Media & Services	18.4%
Technology Hardware, Storage & Peripherals	14.1%
IT Services	4.1%
Communications Equipment	2.9%
Broadline Retail	2.0%
Financial Services	1.4%
Entertainment	1.1%
Electronic Equipment, Instruments & Components	1.1%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000234865
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Innovators Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 6,188,814
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	48.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,188,814
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48.55%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.1%
Other assets in excess of liabilities	2.9%

Top IndustriesFootnote Reference2

Software	13.3%
Semiconductors & Semiconductor Equipment	13.1%
Technology Hardware, Storage & Peripherals	8.9%
Financial Services	8.2%
Health Care Equipment & Supplies	7.0%
Broadline Retail	6.8%
Interactive Media & Services	5.6%
Capital Markets	4.0%
Specialty Retail	3.6%
Pharmaceuticals	2.7%
Other Industries	26.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000234866
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.62%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
AssetsNet	$ 14,192,995
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	27.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,192,995
Number of Portfolio Holdings	60
Portfolio Turnover Rate	27.51%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.1%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	18.8%
Software	17.7%
Interactive Media & Services	10.5%
Broadline Retail	7.1%
Pharmaceuticals	5.7%
Technology Hardware, Storage & Peripherals	5.4%
Entertainment	4.2%
Hotels, Restaurants & Leisure	4.1%
Financial Services	2.4%
Electrical Equipment	2.3%
Other Industries	21.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000210766
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
AssetsNet	$ 836,229,959
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	22.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$836,229,959
Number of Portfolio Holdings	51
Portfolio Turnover Rate	22.81%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%
Broadline Retail	4.4%
Specialty Retail	4.3%
Banks	3.8%
Financial Services	3.2%
Electric Utilities	3.0%
Other Industries	34.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000210767
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 836,229,959
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	22.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$836,229,959
Number of Portfolio Holdings	51
Portfolio Turnover Rate	22.81%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%
Broadline Retail	4.4%
Specialty Retail	4.3%
Banks	3.8%
Financial Services	3.2%
Electric Utilities	3.0%
Other Industries	34.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000234867
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.62%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
AssetsNet	$ 13,499,770
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	25.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,499,770
Number of Portfolio Holdings	57
Portfolio Turnover Rate	25.83%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.9%
Other assets in excess of liabilities	1.1%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	35.3%
Software	26.1%
Interactive Media & Services	9.4%
IT Services	4.8%
Entertainment	4.8%
Broadline Retail	4.4%
Automobiles	2.6%
Communications Equipment	1.9%
Ground Transportation	1.9%
Media	1.9%
Other IndustriesFootnote Reference#	6.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059820
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
AssetsNet	$ 244,482,134
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	34.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,482,134
Number of Portfolio Holdings	142
Portfolio Turnover Rate	34.04%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Software	14.1%
Semiconductors & Semiconductor Equipment	8.2%
Technology Hardware, Storage & Peripherals	7.1%
Health Care Providers & Services	5.1%
Insurance	5.1%
Interactive Media & Services	4.9%
Ground Transportation	4.6%
Oil, Gas & Consumable Fuels	4.3%
Hotels, Restaurants & Leisure	4.2%
Professional Services	3.6%
Other Industries	38.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059821
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
AssetsNet	$ 244,482,134
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	34.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,482,134
Number of Portfolio Holdings	142
Portfolio Turnover Rate	34.04%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Software	14.1%
Semiconductors & Semiconductor Equipment	8.2%
Technology Hardware, Storage & Peripherals	7.1%
Health Care Providers & Services	5.1%
Insurance	5.1%
Interactive Media & Services	4.9%
Ground Transportation	4.6%
Oil, Gas & Consumable Fuels	4.3%
Hotels, Restaurants & Leisure	4.2%
Professional Services	3.6%
Other Industries	38.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059811
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	1.41%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.41%
AssetsNet	$ 401,149,516
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	48.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$401,149,516
Number of Portfolio Holdings	305
Portfolio Turnover Rate	48.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.1%
Repurchase Agreements	4.9%
Other liabilities in excess of assets	- 2.0%

Top IndustriesFootnote Reference2

Software	23.7%
Technology Hardware, Storage & Peripherals	6.7%
Hotels, Restaurants & Leisure	5.9%
Semiconductors & Semiconductor Equipment	5.6%
Interactive Media & Services	5.0%
Broadline Retail	4.8%
Professional Services	4.7%
Health Care Providers & Services	3.7%
Insurance	3.6%
Ground Transportation	3.5%
Other IndustriesFootnote Reference#	32.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059812
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 401,149,516
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	48.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$401,149,516
Number of Portfolio Holdings	305
Portfolio Turnover Rate	48.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.1%
Repurchase Agreements	4.9%
Other liabilities in excess of assets	- 2.0%

Top IndustriesFootnote Reference2

Software	23.7%
Technology Hardware, Storage & Peripherals	6.7%
Hotels, Restaurants & Leisure	5.9%
Semiconductors & Semiconductor Equipment	5.6%
Interactive Media & Services	5.0%
Broadline Retail	4.8%
Professional Services	4.7%
Health Care Providers & Services	3.7%
Insurance	3.6%
Ground Transportation	3.5%
Other IndustriesFootnote Reference#	32.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059825
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,227,009,923
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	141.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,227,009,923
Number of Portfolio Holdings	423
Portfolio Turnover Rate	141.70%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bond	46.8%
Asset-Backed Security	30.1%
U.S. Treasury Obligation	18.8%
Repurchase Agreement	5.0%
Commercial Mortgage-Backed Security	1.7%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	7.4%
Insurance	5.1%
Capital Markets	4.5%
Electric Utilities	3.0%
Financial Services	2.8%
Consumer Finance	2.5%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	1.4%
Specialty Retail	1.3%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059826
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,227,009,923
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	141.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,227,009,923
Number of Portfolio Holdings	423
Portfolio Turnover Rate	141.70%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bond	46.8%
Asset-Backed Security	30.1%
U.S. Treasury Obligation	18.8%
Repurchase Agreement	5.0%
Commercial Mortgage-Backed Security	1.7%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	7.4%
Insurance	5.1%
Capital Markets	4.5%
Electric Utilities	3.0%
Financial Services	2.8%
Consumer Finance	2.5%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	1.4%
Specialty Retail	1.3%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059827
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,227,009,923
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	141.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,227,009,923
Number of Portfolio Holdings	423
Portfolio Turnover Rate	141.70%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Corporate Bond	46.8%
Asset-Backed Security	30.1%
U.S. Treasury Obligation	18.8%
Repurchase Agreement	5.0%
Commercial Mortgage-Backed Security	1.7%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	- 4.0%

Top IndustriesFootnote Reference2

Banks	7.4%
Insurance	5.1%
Capital Markets	4.5%
Electric Utilities	3.0%
Financial Services	2.8%
Consumer Finance	2.5%
Multi-Utilities	1.9%
Oil, Gas & Consumable Fuels	1.4%
Specialty Retail	1.3%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000138646
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Asset Allocation Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,873,117,431
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	4.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,873,117,431
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4.14%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	46.0%
Balanced Fund	27.4%
Fixed Income Fund	18.2%
Other assets in excess of liabilities	8.4%

Top Ten HoldingsFootnote Reference2

American Funds Growth Fund, Class 1	30.2%
American Balanced Fund, Class R6	29.9%
American Funds Washington Mutual Investors Fund, Class 1	20.0%
Bond Fund of America (The), Class R6	14.9%
American Funds U.S. Government Securities Fund, Class 1	5.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000138647
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Growth-Income Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 745,124,221
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$745,124,221
Number of Portfolio Holdings	5
Portfolio Turnover Rate	5.65%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Equity Fund	94.4%
Other assets in excess of liabilities	5.6%

Top Ten HoldingsFootnote Reference2

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014721
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,186,068,808
Holdings Count | Holding	410
InvestmentCompanyPortfolioTurnover	9.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,068,808
Number of Portfolio Holdings	410
Portfolio Turnover Rate	9.74%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.6%
Other liabilities in excess of assets	- 10.6%

Top IndustriesFootnote Reference2

Banks	4.7%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.2%
Machinery	4.0%
Specialty Retail	3.6%
Building Products	3.3%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Capital Markets	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Other IndustriesFootnote Reference#	64.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014722
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,186,068,808
Holdings Count | Holding	410
InvestmentCompanyPortfolioTurnover	9.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,068,808
Number of Portfolio Holdings	410
Portfolio Turnover Rate	9.74%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.6%
Other liabilities in excess of assets	- 10.6%

Top IndustriesFootnote Reference2

Banks	4.7%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.2%
Machinery	4.0%
Specialty Retail	3.6%
Building Products	3.3%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Capital Markets	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Other IndustriesFootnote Reference#	64.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000034093
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,186,068,808
Holdings Count | Holding	410
InvestmentCompanyPortfolioTurnover	9.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,068,808
Number of Portfolio Holdings	410
Portfolio Turnover Rate	9.74%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.6%
Other liabilities in excess of assets	- 10.6%

Top IndustriesFootnote Reference2

Banks	4.7%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.2%
Machinery	4.0%
Specialty Retail	3.6%
Building Products	3.3%
Hotels, Restaurants & Leisure	3.2%
Biotechnology	2.9%
Capital Markets	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Other IndustriesFootnote Reference#	64.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014739
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 204,991,435
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	16.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$204,991,435
Number of Portfolio Holdings	401
Portfolio Turnover Rate	16.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.5%
Repurchase Agreements	10.3%
Other liabilities in excess of assets	- 7.8%

Top IndustriesFootnote Reference2

Banks	7.5%
Health Care Providers & Services	5.8%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.2%
Chemicals	4.1%
Building Products	3.8%
Professional Services	3.6%
Software	3.1%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	55.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014740
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$65	1.31%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
AssetsNet	$ 204,991,435
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	16.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$204,991,435
Number of Portfolio Holdings	401
Portfolio Turnover Rate	16.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.5%
Repurchase Agreements	10.3%
Other liabilities in excess of assets	- 7.8%

Top IndustriesFootnote Reference2

Banks	7.5%
Health Care Providers & Services	5.8%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.2%
Chemicals	4.1%
Building Products	3.8%
Professional Services	3.6%
Software	3.1%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	55.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014742
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 204,991,435
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	16.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$204,991,435
Number of Portfolio Holdings	401
Portfolio Turnover Rate	16.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.5%
Repurchase Agreements	10.3%
Other liabilities in excess of assets	- 7.8%

Top IndustriesFootnote Reference2

Banks	7.5%
Health Care Providers & Services	5.8%
Insurance	5.4%
Oil, Gas & Consumable Fuels	5.2%
Chemicals	4.1%
Building Products	3.8%
Professional Services	3.6%
Software	3.1%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	55.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014743
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 344,970,844
Holdings Count | Holding	467
InvestmentCompanyPortfolioTurnover	27.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$344,970,844
Number of Portfolio Holdings	467
Portfolio Turnover Rate	27.20%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.5%
Other liabilities in excess of assets	- 10.5%

Top CountriesFootnote Reference2

United States	83.6%
Puerto Rico	1.4%
Canada	1.3%
Israel	0.8%
Monaco	0.8%
United Kingdom	0.7%
Thailand	0.3%
Japan	0.3%
Norway	0.3%
Netherlands	0.1%
Other CountriesFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014744
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
AssetsNet	$ 344,970,844
Holdings Count | Holding	467
InvestmentCompanyPortfolioTurnover	27.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$344,970,844
Number of Portfolio Holdings	467
Portfolio Turnover Rate	27.20%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.5%
Other liabilities in excess of assets	- 10.5%

Top CountriesFootnote Reference2

United States	83.6%
Puerto Rico	1.4%
Canada	1.3%
Israel	0.8%
Monaco	0.8%
United Kingdom	0.7%
Thailand	0.3%
Japan	0.3%
Norway	0.3%
Netherlands	0.1%
Other CountriesFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014746
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 344,970,844
Holdings Count | Holding	467
InvestmentCompanyPortfolioTurnover	27.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$344,970,844
Number of Portfolio Holdings	467
Portfolio Turnover Rate	27.20%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.0%
Repurchase Agreements	11.5%
Other liabilities in excess of assets	- 10.5%

Top CountriesFootnote Reference2

United States	83.6%
Puerto Rico	1.4%
Canada	1.3%
Israel	0.8%
Monaco	0.8%
United Kingdom	0.7%
Thailand	0.3%
Japan	0.3%
Norway	0.3%
Netherlands	0.1%
Other CountriesFootnote Reference#	10.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059808
Shareholder Report [Line Items]
Fund Name	NVIT NS Partners International Focused Growth Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 215,217,941
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	19.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$215,217,941
Number of Portfolio Holdings	50
Portfolio Turnover Rate	19.16%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	- 1.1%

Top CountriesFootnote Reference2

Japan	19.6%
Netherlands	12.7%
United States	10.8%
France	10.5%
Germany	8.9%
Denmark	7.1%
Switzerland	5.6%
Australia	5.4%
Hong Kong	4.5%
Spain	4.0%
Other CountriesFootnote Reference#	10.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059809
Shareholder Report [Line Items]
Fund Name	NVIT NS Partners International Focused Growth Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
AssetsNet	$ 215,217,941
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	19.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$215,217,941
Number of Portfolio Holdings	50
Portfolio Turnover Rate	19.16%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	- 1.1%

Top CountriesFootnote Reference2

Japan	19.6%
Netherlands	12.7%
United States	10.8%
France	10.5%
Germany	8.9%
Denmark	7.1%
Switzerland	5.6%
Australia	5.4%
Hong Kong	4.5%
Spain	4.0%
Other CountriesFootnote Reference#	10.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059822
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 207,300,172
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	31.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,300,172
Number of Portfolio Holdings	36
Portfolio Turnover Rate	31.60%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Specialized REITs	26.3%
Residential REITs	18.6%
Retail REITs	13.9%
Industrial REITs	13.0%
Health Care REITs	11.6%
Diversified REITs	5.8%
Office REITs	3.2%
Real Estate Management & Development	2.2%
Hotels, Restaurants & Leisure	2.2%
Hotel & Resort REITs	2.0%
Other Industries	1.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059823
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
AssetsNet	$ 207,300,172
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	31.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,300,172
Number of Portfolio Holdings	36
Portfolio Turnover Rate	31.60%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Specialized REITs	26.3%
Residential REITs	18.6%
Retail REITs	13.9%
Industrial REITs	13.0%
Health Care REITs	11.6%
Diversified REITs	5.8%
Office REITs	3.2%
Real Estate Management & Development	2.2%
Hotels, Restaurants & Leisure	2.2%
Hotel & Resort REITs	2.0%
Other Industries	1.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033129
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 3,835,430,600
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	0.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033130
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 3,835,430,600
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	0.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000014735
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class IV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 3,835,430,600
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	0.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000034094
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
AssetsNet	$ 3,835,430,600
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	0.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,835,430,600
Number of Portfolio Holdings	512
Portfolio Turnover Rate	0.48%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	98.7%
Repurchase Agreements	4.2%
Other liabilities in excess of assets	- 2.9%

Top IndustriesFootnote Reference2

Semiconductors & Semiconductor Equipment	11.5%
Software	10.5%
Technology Hardware, Storage & Peripherals	6.7%
Interactive Media & Services	6.4%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.6%
Oil, Gas & Consumable Fuels	3.2%
Banks	3.1%
Capital Markets	2.7%
Other IndustriesFootnote Reference#	44.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033510
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 413,375,576
Holdings Count | Holding	2,027
InvestmentCompanyPortfolioTurnover	15.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,375,576
Number of Portfolio Holdings	2,027
Portfolio Turnover Rate	15.15%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.4%
Repurchase Agreements	11.1%
Other liabilities in excess of assets	- 10.5%

Top IndustriesFootnote Reference2

Banks	8.3%
Biotechnology	7.9%
Software	5.5%
Oil, Gas & Consumable Fuels	3.5%
Machinery	3.4%
Health Care Equipment & Supplies	3.1%
Electronic Equipment, Instruments & Components	2.8%
Health Care Providers & Services	2.6%
Financial Services	2.5%
Energy Equipment & Services	2.5%
Other IndustriesFootnote Reference#	57.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000033512
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 413,375,576
Holdings Count | Holding	2,027
InvestmentCompanyPortfolioTurnover	15.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$413,375,576
Number of Portfolio Holdings	2,027
Portfolio Turnover Rate	15.15%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	99.4%
Repurchase Agreements	11.1%
Other liabilities in excess of assets	- 10.5%

Top IndustriesFootnote Reference2

Banks	8.3%
Biotechnology	7.9%
Software	5.5%
Oil, Gas & Consumable Fuels	3.5%
Machinery	3.4%
Health Care Equipment & Supplies	3.1%
Electronic Equipment, Instruments & Components	2.8%
Health Care Providers & Services	2.6%
Financial Services	2.5%
Energy Equipment & Services	2.5%
Other IndustriesFootnote Reference#	57.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000216457
Shareholder Report [Line Items]
Fund Name	NVIT U.S. 130/30 Equity Fund
Class Name	Class Y
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 906,286,849
Holdings Count | Holding	302
InvestmentCompanyPortfolioTurnover	32.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$906,286,849
Number of Portfolio Holdings	302
Portfolio Turnover Rate	32.50%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	97.9%
Other assets in excess of liabilities	2.1%

Top IndustriesFootnote Reference2

Software	12.3%
Semiconductors & Semiconductor Equipment	9.5%
Technology Hardware, Storage & Peripherals	7.8%
Insurance	5.7%
Ground Transportation	5.3%
Professional Services	4.5%
Chemicals	4.4%
Financial Services	4.3%
Hotels, Restaurants & Leisure	4.3%
Oil, Gas & Consumable Fuels	3.9%
Other Industries	38.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059817
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 325,943,968
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	70.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$325,943,968
Number of Portfolio Holdings	79
Portfolio Turnover Rate	70.41%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.6%
Repurchase Agreements	11.8%
Other liabilities in excess of assets	- 8.4%

Top IndustriesFootnote Reference2

Insurance	8.6%
Professional Services	6.3%
Consumer Staples Distribution & Retail	5.2%
Containers & Packaging	4.8%
Machinery	4.6%
Chemicals	4.4%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.7%
Ground Transportation	3.6%
Hotels, Restaurants & Leisure	3.2%
Other IndustriesFootnote Reference#	51.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.

C000059818
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html. You can also request this information by contacting us at 1-800-848-6331.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 325,943,968
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	70.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$325,943,968
Number of Portfolio Holdings	79
Portfolio Turnover Rate	70.41%

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Value	Value
Common Stocks	96.6%
Repurchase Agreements	11.8%
Other liabilities in excess of assets	- 8.4%

Top IndustriesFootnote Reference2

Insurance	8.6%
Professional Services	6.3%
Consumer Staples Distribution & Retail	5.2%
Containers & Packaging	4.8%
Machinery	4.6%
Chemicals	4.4%
Oil, Gas & Consumable Fuels	3.8%
Health Care Equipment & Supplies	3.7%
Ground Transportation	3.6%
Hotels, Restaurants & Leisure	3.2%
Other IndustriesFootnote Reference#	51.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2024.